Supplemental Financial Information - Financial Income (Expense) (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Qualcomm [Member]
Supplemental Financial Information [Line Items]
One-time charges on financial instruments for compensation related to purchase agreement	$ 60